Fixed Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
FIXED ASSETS, NET

NOTE 4 - FIXED ASSETS, NET

	December 31,
	2021	2020
Cost:

Computers and software	$754	$565
Laboratory equipment	196	181
Furniture and office equipment	177	114
Leasehold improvement	136	134
	1,263	994
Accumulated depreciation:

Computers and software	$535	$456
Laboratory equipment	55	34
Furniture and office equipment	57	28
Leasehold improvement	46	33
	693	551

Carrying amount	570	443

Depreciation expenses for the years ended December 31, 2021, and 2020 were $142 and $190, respectively.